Harbor Ares Systematic Multi-Sector Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Harbor Ares Systematic Multi-Sector Income ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	8.86%	4.85%	9.51%	(10.85%)